Earnings Per Share (Schedule of Calculation of Numerator and Denominator in Earnings Per Share) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net income attributable to Shanda Games Limited's ordinary shareholders for basic and diluted earnings	$ 178,717	1,113,430	1,264,316	1,288,821
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	554,813,612	554,813,612	567,138,809	570,645,594
Dilutive effect of share options	28,461	28,461	39,884	149,463
Denominator for diluted calculation	554,842,073	554,842,073	567,178,693	570,795,057
Net income per ordinary share attributable to Shanda Games Limited's shareholders -basic	$ 0.32	2.01	2.23	2.26
Net income per ordinary share attributable to Shanda Games Limited's shareholders -diluted	$ 0.32	2.01	2.23	2.26